RESULTS FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Operating Activities [Abstract]
Cost of Sales
5	RESULTS FROM OPERATING ACTIVITIES

5.1	COST OF SALES

	Amounts in R million	Note	2018	2017	2016

	Cost of sales		(2 347.7)	(2 307.9)	(2 236.8)
	Operating costs (a)		(2 207.1)	(2 109.3)	(2 030.2)
	Movement in gold in process and finished stock		24.5	4.8	(7.1)
	Depreciation	9	(168.0)	(179.8)	(180.2)
	Change in estimate of environmental rehabilitation	10	2.9	(0.6)	(19.3)
	Retrenchment costs		-	(23.0)	-

	(a) Operating costs
	The most significant components of operating costs include:
	Materials		(784.6)	(783.9)	(719.5)
	Labour including short term incentives, excluding retrenchment costs		(417.4)	(351.0)	(362.1)
	Electricity		(369.0)	(344.2)	(325.4)
	Specialist service providers		(326.9)	(299.7)	(282.4)
	Water		(49.9)	(71.1)	(82.1)

Other Income	5.2 OTHER INCOME

Amounts in R million	2018	2017	2016

Profit on disposal of property, plant and equipment	-	12.9	10.5
	-	12.9	10.5

Administration Expenses and Other costs

5.3	ADMINISTRATION EXPENSES AND OTHER COSTS

	Amounts in R million	Note	2018	2017	2016

	Included in administration expenses and other costs is the following:
	Increase in Long-Term Incentive ("LTI") liability	18.1	(17.2)	(10.0)	(29.9)
	Transactions costs incurred related to the acquisition of FWGR	28	(9.0)	-	-
	Loss on disposal of property, plant and equipment		(0.6)	-	-